Adoption of New and Revised Standards	12 Months Ended
Dec. 31, 2025
Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Adoption of New and Revised Standards	2 Adoption of New and Revised Standards
(a) New and amended IFRS Accounting Standards that are effective for the current year
The Group applied for the first time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2025 (unless otherwise stated). The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates
The amendments to IAS 21 sets out the requirements to help entities to assess exchangeability between two currencies, and to determine the spot exchange rate, when exchangeability is lacking. An entity is impacted by the amendments when it has a transaction or an operation in a foreign currency that is not exchangeable into another currency at a measurement date for a specified purpose.
When a currency is not exchangeable into another currency, the spot exchange rate needs to be estimated. The objective in estimating the spot exchange rate at a measurement date is to determine the rate at which an orderly exchange transaction would take place at that date between market participants under prevailing economic conditions.
The amendments had no impact on the Group’s consolidated financial statements.
(b) New and revised IFRS Accounting Standards in issue, but not yet effective
At the date of authorization of these financial statements, the Group has not applied the following new and revised IFRS Accounting Standards.
Amendments to IFRS 7 Financial Instruments: Disclosures and IFRS 9 Financial Instruments:
Classification and Measurement
In May 2024, the IASB issued Amendments to IFRS 9 and IFRS 7, Amendments to the
Classification and Measurement of Financial Instruments ('the Amendments'). The Amendments include:
•A clarification that a financial liability is derecognized on the 'settlement date' and the introduction of an accounting policy choice (if specific conditions are met) to derecognize financial liabilities settled using an electronic payment system before the 'settlement date'.
2        Adoption of New and Revised Standards continued
•Clarifications on what constitute ‘non-recourse features’ and what are the characteristics of contractually linked instruments.
•The introduction of disclosures for financial instruments with contingent features and additional disclosure requirements for equity instruments classified at fair value through other comprehensive income ('OCI').
The Amendments are effective for annual periods beginning on or after 1 January 2026 with earlier adoption permitted for classification of financial assets and related disclosures only. The Group does not anticipate that the amendments will have a material impact on the Group's consolidated financial statements.
IFRS 18 Presentation and Disclosure in Financial Statements
In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements.
IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.
It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes.
In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.
IFRS 18, and the amendments to the other standards, is effective for annual periods beginning on or after 1 January 2027 and will apply retrospectively.
The application of IFRS 18 will have an impact on the Group’s consolidated financial statements in future periods. The assessment to identify all impacts the new requirements will have on the consolidated financial statements is ongoing.
IFRS 19 Subsidiaries without Public Accountability: Disclosures
In May 2024, the IASB issued IFRS 19, which allows eligible entities to elect to apply its reduced disclosure requirements while still applying the recognition, measurement and presentation requirements in other IFRS accounting standards. To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, cannot have public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, which comply with
IFRS accounting standards.
IFRS 19 will become effective for annual periods beginning on or after 1 January 2027.
As the Group’s equity instruments are publicly traded, it is not eligible to elect to apply IFRS 19.